Share Capital and Reserves (Details) - Schedule of Assumptions in Calculating the Fair Value of the Warrants	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares
Share Capital and Reserves (Details) - Schedule of Assumptions in Calculating the Fair Value of the Warrants [Line Items]
Expected dividend yield (in Dollars) | $
Volatility	132.78%
Weighted average fair value per warrant (in Dollars per share) | $ / shares	$ 0.21
Bottom of Range [Member]
Share Capital and Reserves (Details) - Schedule of Assumptions in Calculating the Fair Value of the Warrants [Line Items]
Risk-free interest rate	4.13%
Expected life of warrants	2 years 6 months 29 days
Top of Range [Member]
Share Capital and Reserves (Details) - Schedule of Assumptions in Calculating the Fair Value of the Warrants [Line Items]
Risk-free interest rate	4.49%
Expected life of warrants	4 years 8 months 1 day